FINANCE LEASE LIABILITY	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
FINANCE LEASE LIABILITY	FINANCE LEASE LIABILITY
As of June 30, 2023, the Company chartered-in seven container vessels under sale and leaseback transactions with an Asia-based financial institution (December 31, 2022: seven). The seven vessels are accounted for as vessels under finance lease (refer to Note 8: Vessels under Finance Lease, net).

(in thousands of $)	June 30, 2023	December 31, 2022
Finance lease liability, current portion	54,873	53,655
Finance lease liability, long-term portion	391,553	419,341
	446,426	472,996

Interest incurred on the finance lease liability in the six months ended June 30, 2023 was $10.8 million (six months ended June 30, 2022: $12.0 million).